                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08846

                            First Focus Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

            First National Bank 1620 Dodge Street Omaha, NE 68197
           --------------------------------------------------------
          (Address of principal executive offices)       (Zip code)

            BISYS Funds Services 3435 Stelzer Rd. Columbus, OH 43219
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: March 31, 2005

Date of reporting period: June 30, 2005

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

FIRST FOCUS FUNDS

SHORT/INTERMEDIATE BOND FUND
Schedule of Portfolio Investments                               June 30, 2005
(Unaudited)

         SHARES
           OR
        PRINCIPAL                    SECURITY
         AMOUNT                      DESCRIPTION                   VALUE
         ------                      -----------                   -----
CORPORATE BONDS  (34.2%):
Banks  (3.7%):
               1,100,000   Bank of New York Co., Inc.,           $ 1,221,443
                           6.375%, 4/1/12
                 960,000   Bank One Corp., 10.00%, 8/15/10         1,191,557
                                                                 -----------
                                                                   2,413,000
                                                                 -----------
Computer Services  (5.2%):
                 989,000   Dell Computer, Inc., 6.55%,             1,048,915
                           4/15/08
               1,175,000   Hewlett-Packard Co., 5.50%, 7/1/07(L)   1,204,034
               1,135,000   Oracle Corp., 6.91%, 2/15/07            1,184,442
                                                                 -----------
                                                                   3,437,391
                                                                 -----------
Energy  (1.8%):
               1,140,000   Wisconsin Electric Power, 6.625%,       1,178,114
                           11/15/06
                                                                 -----------

Financial Services  (8.7%):
                 760,000   AMBAC Financial Group, Inc.,              953,184
                           9.375%, 8/1/11
               1,120,000   Block Financial Corp., 8.50%,           1,199,384
                           4/15/07
               1,160,000   Countrywide Home Loan, 5.625%,          1,209,167
                           7/15/09 (L)
               1,150,000   General Electric Capital Corp.,         1,136,506
                           3.50%, 8/15/07 (L)
               1,235,000   Household Finance Corp., 4.75%,         1,236,864
                           7/15/13
                                                                 -----------
                                                                   5,735,105
                                                                 -----------
Food & Beverage  (0.7%):
                 420,000   Conagra Foods, Inc., 9.875%,              427,956
                           11/15/05
                                                                 -----------

Industrial  (1.9%):
               1,160,000   Rockwell International Corp., 6.15%,    1,209,245
                           1/15/08
                                                                 -----------

Medical Services  (1.8%):
               1,170,000   Guidant Corp., 6.15%, 2/15/06           1,185,216
                                                                 -----------

Oil & Gas Exploration Services  (3.4%):
               1,100,000   Phillips Petroleum Co., 6.375%,         1,186,126
                           3/30/09
                 800,000   United States Steel Corp., 9.375%,      1,013,644
                           2/15/12
                                                                 -----------
                                                                   2,199,770
                                                                 -----------

Retail  (1.7%):
               1,050,000   Limited Brands, Inc., 6.125%,           1,086,233
                           12/1/12
                                                                  ----------

Telecom Services  (3.5%):
               1,020,000   GTE Corp., 6.36%, 4/15/06               1,037,445
               1,170,000   Motorola, Inc., 5.80%, 10/15/08         1,221,467
                                                                  ----------
                                                                   2,258,912
                                                                  ----------
Transportation Services  (1.8%):
               1,120,000   Caliber System, 7.80%, 8/1/06           1,158,847
                                                                  ----------

TOTAL CORPORATE BONDS (COST $22,031,640)                          22,289,789
                                                                  ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS  (31.0%):
Fannie Mae  (12.3%):
               2,600,000   5.00%, 1/15/07                          2,647,302
               2,725,000   3.50%, 1/28/08                          2,696,093
               2,625,000   5.50%, 7/18/12                          2,627,588
                                                                  ----------
                                                                   7,970,983
                                                                  ----------
Federal Farm Credit Bank  (4.2%):
               2,780,000   2.70%, 11/24/06                         2,737,146
                                                                  ----------

Federal Home Loan Bank  (11.8%):
               2,720,000   2.75%, 11/15/06                         2,679,948
               2,700,000   3.75%, 8/18/09                          2,682,893
               2,375,000   4.00%, 3/24/11                          2,340,724
                                                                  ----------
                                                                   7,703,565
                                                                  ----------
Freddie Mac  (2.7%):
               1,700,000   6.94%, 3/21/07                          1,788,128
                                                                  ----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $20,434,500)       20,199,822
                                                                  ----------

U.S. TREASURY OBLIGATIONS  (33.3%):
U.S. Treasury Notes  (33.3%):
               2,300,000   4.625%, 5/15/06 (L)                     2,321,563
               5,700,000   6.50%, 10/15/06 (L)                     5,906,847
               3,500,000   6.25%, 2/15/07                          3,646,017
               6,250,000   4.375%, 5/15/07 (L)                     6,333,249
               3,450,000   4.00%, 4/15/10 (L)                      3,487,736
                                                                  ----------

TOTAL U.S. TREASURY OBLIGATIONS (COST $21,740,221)                21,695,412
                                                                  ----------

INVESTMENT COMPANIES  (0.4%):
                 232,864   Goldman Sachs Financial Square            232,864
                                                                  ----------
                           Funds, Treasury Obligations Fund

TOTAL INVESTMENT COMPANIES (COST $232,864)                           232,864
                                                                  ----------

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES  (27.0%):
              17,562,940   Securities Lending Quality Trust       17,562,940
                                                                  ----------

TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
     (COST  $17,562,940)                                          17,562,940
                                                                  ----------

TOTAL (COST $82,002,165) (a)     $81,980,827
                                 ===========

------------------
Percentages indicated are based on net assets of $65,096,646.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $1,210,169 and by the amount of amortization/accretion recognized for financial reporting purposes of $(19,563). Cost for federal income tax differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation............................    $   476,800
Unrealized depreciation............................     (1,688,744)
                                                       -----------
Net unrealized appreciation (depreciation).........    $(1,211,944)
                                                       ===========

(L) All or a portion of security is on loan.

SEE NOTES TO SCHEDULE OF INVESTMENTS.

FIRST FOCUS FUNDS

INCOME FUND
Schedule of Portfolio Investments                                 June 30, 2005
(Unaudited)

        SHARES
          OR
       PRINCIPAL                       SECURITY
        AMOUNT                        DESCRIPTION                 VALUE
        ------                        -----------                 -----
CORPORATE BONDS  (33.3%):
Aerospace & Defence  (1.5%):
                 885,000   United Technologies Corp., 6.50%,    $  960,547
                           6/1/09
                                                                ----------

Banks  (1.2%):
                 650,000   Bank One Corp., 10.00%, 8/15/10         806,783
                                                                ----------

Brewery  (1.5%):
                 900,000   Anheuser-Busch Cos., Inc., 7.125%,      970,923
                            7/1/17
                                                                ----------

Computer Services  (3.7%):
                 725,000   Dell Computer, Inc., 6.55%,             768,921
                           4/15/08
                 845,000   First Data Corp., 4.70%, 11/1/06        853,831
                 725,000   Hewlett-Packard Co., 5.50%,             742,915
                           7/1/07
                                                                ----------
                                                                 2,365,667
                                                                ----------
Cosmetics & Toiletries  (1.5%):
                 900,000   Procter & Gamble Company,               997,815
                           6.875%, 9/15/09
                                                                ----------

Electric Services  (1.3%):
                 785,000   Union Electric, 6.75%, 5/1/08           835,107
                                                                ----------

Financial Services  (12.6%):
                 750,000   Block Financial Corp., 8.50%,           803,159
                           4/15/07
                 800,000   CIT Group, Inc., 4.00%, 5/8/08          794,222
                 825,000   Citigroup, Inc., 3.50%, 2/1/08          813,370
                 895,000   Countrywide Financial, 4.25%,           894,145
                           12/19/07 (L)
                 875,000   General Electric Capital Corp.,         954,291
                           6.00%, 6/15/12
                 950,000   Goldman Sachs Group Inc., 6.125%,     1,038,580
                            2/15/33
                 875,000   Household Finance Corp., 7.875%,        926,520
                           3/1/07
                 850,000   Southtrust Bank, 6.125%, 1/9/28         965,689
                 850,000   Wells Fargo & Co., 5.125%,              864,053
                           2/15/07
                                                                ----------
                                                                 8,054,029
                                                                ----------
Insurance  (2.6%):
                 725,000   Chubb Corp., 6.80%, 11/15/31            870,233
                 700,000   General Reinsurance Corp., 9.00%,       828,783
                           9/12/09
                                                                ----------
                                                                 1,699,016
                                                                ----------

Oil & Gas Exploration Services  (2.3%):
                 550,000   Laclede Gas Co., 6.50%, 11/15/10         600,753
                 625,000   Tosco Corp., 8.125%, 2/15/30             880,447
                                                                 ----------
                                                                  1,481,200
                                                                 ----------
Pharmaceuticals  (1.2%):
                 750,000   Bristol-Myers Squibb Co., 5.75%,         802,418
                           10/1/11
                                                                 ----------

Regional Authorities  (1.3%):
                 865,000   Ontario Province, 3.28%, 3/28/08         847,162
                                                                 ----------

Retail  (1.2%):
                 750,000   Limited Brands, Inc., 6.95%, 3/1/33      781,123
                                                                 ----------

Telecom Services  (1.4%):
                 745,000   Motorola, Inc., 7.50%, 5/15/25           911,337
                                                                 ----------

TOTAL CORPORATE BONDS (COST $20,793,174)                         21,513,127
                                                                 ----------

MORTGAGE-BACKED SECURITIES  (28.2%):
Fannie Mae  (24.8%):
               1,908,156   5.50%, 3/1/13                          1,964,161
               1,590,808   5.00%, 4/1/13                          1,623,310
               1,725,683   4.50%, 6/1/13                          1,725,375
               2,239,321   5.50%, 11/1/16                         2,300,118
               1,934,283   5.00%, 5/1/18                          1,957,551
               2,371,240   5.00%, 8/1/18                          2,399,765
               1,820,105   5.00%, 4/1/34                          1,822,068
               2,227,288   5.00%, 5/1/34                          2,229,691
                                                                 ----------
                                                                 16,022,039
                                                                 ----------
Freddie Mac  (3.4%):
               2,232,174   4.50%, 5/1/19                          2,224,176
                                                                 ----------

TOTAL MORTGAGE-BACKED SECURITIES (COST $18,134,261)              18,246,215
                                                                 ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS  (17.0%):
Fannie Mae  (2.4%):
               1,525,000   5.50%, 7/18/12                         1,526,504
                                                                 ----------

Federal Home Loan Bank  (4.8%):
               1,550,000   3.50%, 11/15/07                        1,537,588
               1,570,000   3.75%, 8/18/09                         1,560,052
                                                                 ----------
                                                                  3,097,640
                                                                 ----------
Freddie Mac  (9.8%):
               1,550,000   4.375%, 1/25/10                        1,545,730
               1,550,000   4.75%, 10/11/12                        1,551,694
                 785,000   4.625%, 5/28/13                          776,166
               2,450,000   5.50%, 6/15/35                         2,469,523
                                                                 ----------
                                                                  6,343,113
                                                                 ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $11,034,784)      10,967,257
                                                                 ----------

U.S. TREASURY OBLIGATIONS  (13.9%):
U.S. Treasury Bonds  (3.2%):
               1,750,000   5.50%, 8/15/28 (L)                        2,060,830
                                                                   -----------

U.S. Treasury Notes  (10.7%):
               3,250,000   3.50%, 11/15/06 (L)                       3,246,318
               3,500,000   6.125%, 8/15/07 (L)                       3,675,819
                                                                   -----------
                                                                     6,922,137
                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $8,872,048)                    8,982,967
                                                                   -----------

INVESTMENT COMPANIES  (7.0%):
               1,541,842   Federated Trust U.S. Treasury             1,541,842
                           Obligations Fund
               2,988,201   Goldman Sachs Financial Square            2,988,200
                           Funds, Treasury Obligations Fund
                                                                   -----------

TOTAL INVESTMENT COMPANIES (COST $4,530,042)                         4,530,042
                                                                   -----------

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES  (15.8%):
              10,195,951   Securities Lending Quality Trust         10,195,951
                                                                   -----------

TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
       (COST $10,195,951)                                           10,195,951
                                                                   -----------

TOTAL (COST $73,560,260) (a)                                       $74,435,559
                                                                   ===========

------------
Percentages indicated are based on net assets of $64,641,049.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $493,262 and by the amount of amortization/accretion recognized for financial reporting purposes of $(33,242). Cost for federal income tax differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation..........................   $ 777,728
Unrealized depreciation..........................    (362,449)
                                                    ---------
Net unrealized appreciation (depreciation).......   $ 415,279
                                                    =========

(L) All or a portion of security is on loan.

SEE NOTES TO SCHEDULE OF INVESTMENTS.

FIRST FOCUS FUNDS

NEBRASKA TAX-FREE FUND
Schedule of Portfolio Investments                                  June 30, 2005
(Unaudited)

 SHARES
   OR
PRINCIPAL                   SECURITY
 AMOUNT                    DESCRIPTION                  VALUE
 ------                    -----------                  -----
MUNICIPAL BONDS  (98.9%):
Nebraska  (98.9%):
1,400,000   Dakota County, School District,          $ 1,461,866
            FSA, 5.25%, 12/15/22

1,000,000   Dawson County, School District,            1,045,110
            MBIA, 5.35%, 12/15/26

  290,000   Dodge County, School District,               328,825
            5.75%, 12/15/13

1,715,000   Dodge County, School District,             1,918,999
            MBIA, 5.45%, 12/15/15

  880,000   Dodge County, School District,               991,250
            MBIA, 5.60%, 12/15/17

1,000,000   Douglas County, Henry Doorly Zoo           1,112,250
            Facility, RB, REF, 5.875%, 9/1/14

1,000,000   Douglas County, Hospital Authority           993,490
            Revenue, 2.00%, 11/15/05

1,000,000   Douglas County, Nebraska School              990,260
            District, 3.00%, 11/1/10

  500,000   Douglas County, Nebraska School              560,875
            District, 5.00%, 9/1/15

  500,000   Douglas County, School District No.          536,715
             1, GO, REF, 5.00%, 6/15/09

1,960,000   Douglas County, School District No.        2,126,561
             1, Series B, GO, 5.00%, 6/15/10

  440,000   Douglas County, School District No.          468,648
             1, Series B, GO, 4.90%, 12/15/17

  575,000   Grand Island Nebraska Sanitation             592,043
            Sewer Revenue, 3.75%, 4/1/11

  500,000   Hasting, Electric System, RB, REF,           537,245
            5.00%, 1/1/16

1,000,000   Hasting, Electric System, RB, REF,         1,064,760
            5.00%, 1/1/19

  855,000   Lancaster County, Hospital                   909,233
            Authority, Bryanlgh Medical Center
            Project, Series A, RB, AMBAC,
            5.00%, 6/1/19

1,185,000   Lancaster County, School District          1,308,287
            No. 1, Lincoln Public School District,
            GO, 5.00%, 1/15/13

1,480,000   Lancaster County, School District          1,620,748
            No. 1, Lincoln Public Schools, GO,
            5.25%, 7/15/17

2,000,000   Lancaster County, School District          2,182,820
            No. 1, Lincoln Public Schools, GO,
            5.25%, 7/15/18

  500,000   Lincoln Nebraska GO, 2.80%,                  484,275
            6/15/11

  500,000   Lincoln Nebraska GO, 3.00%,                  487,010
            6/15/12

1,500,000   Lincoln, Electric System, Power            1,610,625
            Supply Facility, RB, 5.00%, 9/1/18

2,000,000   Lincoln, Electric System, Power            2,097,660
            Supply Facility, Service A, RB,
            4.60%, 9/1/11

3,040,000   Lincoln, Parking Facility, Series A,       3,291,317
            RB, REF, 5.375%, 8/15/14

  815,000   Lincoln, Tax-Supported Antelope              864,210
            Project, RB, 4.50%, 9/15/14

  855,000   Lincoln, Tax-Supported Antelope              927,692
            Project, RB, 5.00%, 9/15/15

  110,000   Nebraska Elementary & Secondary              104,576
            Schools, 2.45%, 7/15/09

  115,000   Nebraska Elementary & Secondary              109,958
            Schools, 2.65%, 1/15/10

  300,000   Nebraska Public Power, 5.00%,                320,232
            1/1/09

1,000,000   Nebraska Public Power, 5.00%,              1,099,140
            1/1/12

1,000,000   Nebraska Public Power, 4.25%,              1,053,150
            1/1/14

  920,000   Nebraska State, Educational Finance          943,368
             Authority, Creighton University
            Project, RB, AMBAC, REF, 5.95%,
            1/1/11

2,660,000   Nebraska State, Educational Finance        2,871,550
             Authority, Creighton University
            Project, Series A, RB, AMBAC, REF,
            5.00%, 9/1/09

1,000,000   Nebraska State, Educational Finance        1,059,380
             Authority, RB,  REF, 5.15%, 4/1/22

  500,000   Nebraska State, Municipal Energy             545,575
            Agency, Series A, RB, AMBAC, REF,
            5.00%, 4/1/14

  500,000   Nebraska State, Municipal Energy             544,635
            Agency, Series A, RB, AMBAC, REF,
            5.00%, 4/1/15

1,000,000   Nebraska State, Municipal Energy           1,107,950
            Agency, Series A, RB, AMBAC, REF,
            5.25%, 4/1/16

1,000,000   Nebraska State, Netc Facilities,           1,042,880
            Corp., RB, 4.50%, 4/1/09

1,000,000   Nebraska State, Utility Corp.,             1,085,650
            Lincoln Project, RB, 5.25%, 1/1/23

  525,000   Norris Public Power Distribution             512,710
            Nebraska Electric Revenue, 2.45%,
            1/1/09

2,295,000   O'Neill, Hospital Authority, St.           2,488,560
            Anthony's Hospital Project, RB,
            6.25%, 9/1/12 (R)

1,530,000   Omaha Convention Hotel Corp.,              1,718,955
            5.50%, 4/1/14

1,000,000   Omaha Convention Hotel Corp.,              1,129,280
            Convention Center 1st Tier, Series A,
            RB, AMBAC, 5.50%, 4/1/16

1,635,000   Omaha Stadium Facilities Corp.,            1,825,101
            Rosenblatt Stadium Project, RB,
            5.25%, 11/1/16

1,500,000   Omaha, Douglass Public Building,           1,602,480
            GO, 5.10%, 5/1/20

1,300,000   Omaha, GO, 4.85%, 12/1/14                  1,401,114

2,000,000   Omaha, GO, REF, 5.00%, 12/1/10             2,169,320

1,440,000   Omaha, GO, REF, 5.00%, 12/1/11             1,556,050

  705,000   Omaha, GO, REF, 5.00%, 12/1/12               761,576

1,135,000   Omaha, Housing Authority,                  1,167,189
            Timbercreek Apartments, RB, 5.15%,
            11/20/22

  250,000   Omaha, Special Obligation,                   259,898
            Riverfront Redevelopment Project,
            Series A, RB, 4.25%, 2/1/09

  570,000   Omaha, Special Obligation,                   599,737
            Riverfront Redevelopment Project,
            Series A, RB, 4.375%, 2/1/10

  580,000   Omaha, Special Obligation,                   616,348
            Riverfront Redevelopment Project,
            Series A, RB, 4.50%, 2/1/11

1,000,000   Papillion-La Vista, School District,       1,035,150
            4.90%, 12/1/22

2,000,000   Phelps County, Hospital Authority,         2,022,260
            Phelps Memorial Health Center
            Project, Series B, RB, 4.75%, 7/1/12

1,000,000   University of Nebraska, Deferred           1,063,400
            Maintenance Project, RB, 5.25%,
            7/15/10

1,000,000   University of Nebraska, Medical            1,066,330
            Center Research Project, RB, 4.75%,
            2/15/10

2,000,000   University of Nebraska, Medical            2,000,000
            Center Research Project, RB, 5.25%,
            7/1/11

1,000,000   University of Nebraska, Medical            1,093,330
            Center Research Project, RB, 5.00%,
            2/15/12
                                                      ----------
                                                      68,489,606
                                                      ----------
TOTAL MUNICIPAL BONDS (COST $65,384,559)              68,489,606
                                                      ----------

INVESTMENT COMPANIES  (0.2%):
                 164,350   Goldman Sachs Financial Square         164,350
                           Funds, Tax-Free Money Market Fund
                                                              -----------
TOTAL INVESTMENT COMPANIES (COST $164,350)                        164,350
                                                              -----------
TOTAL (COST $65,548,909) (a)                                  $68,653,956
                                                              ===========

------------
Percentages indicated are based on net assets of $69,285,822.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation......................   $3,193,499
Unrealized depreciation......................      (88,452)
                                                ----------
Net unrealized appreciation (depreciation)...   $3,105,047
                                                ==========

(R) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor using procedures approved by the Board of Trustees has deemed these securities to be liquid.

Aggregate cost for federal income tax purposes is the same.

AMBAC  American Municipal Bond Assurance Corporation

FSA    Financial Security Assurance

GO     General Obligation

MBIA   Municipal Bond Insurance Association

RB     Revenue Bond

REF    Refunding

SEE NOTES TO SCHEDULE OF INVESTMENTS.

FIRST FOCUS FUNDS

COLORADO TAX-FREE FUND
Schedule of Portfolio Investments                                  June 30, 2005
(Unaudited)

       SHARES
         OR
      PRINCIPAL                    SECURITY
       AMOUNT                     DESCRIPTION                         VALUE
-------------------    -------------------------------------    ----------------
MUNICIPAL BONDS (97.9%):
Colorado  (97.9%):
            300,000    Adams 12 Five Star Schools, 3.90%,       $        304,371
                        12/15/17

            200,000    Adams 12 Five Star Schools                        206,908
                       Colorado, GO, 4.00%, 12/15/15

            200,000    Adams and Weld County School                      207,786
                       District No. 27J Brighton, 4.00%,
                       12/1/14

            100,000    Arapahoe County, School District,                 102,923
                       3.80%, 12/15/10

            250,000    Arapahoe County, School District,                 250,663
                       3.25%, 6/1/11

            250,000    Arrowhead Metropolitan District,                  266,208
                       4.65%, 12/1/14

            200,000    Arvada, Sales & Use Tax Revenue,                  201,164
                       3.50%, 12/1/13

            275,000    Aspen Sales Tax Revenue, 4.125%,                  287,341
                       11/1/15

            325,000    Aurora, 4.00%, 11/1/13                            335,058

            120,000    Berthoud, Fire Protection District,               128,148
                       4.60%, 12/1/13

            350,000    Boulder County Maintenance Facility               355,233
                        Project, 3.70%, 11/1/14

            600,000    Boulder County, Development                       626,087
                       Revenue, 4.20%, 9/1/13

            300,000    Boulder Valley, School District,                  318,123
                       FGIC, 4.875%, 12/15/11

            500,000    Boulder, Water & Sewer Revenue,                   522,390
                       4.00%, 12/1/11

            400,000    Centennial Water and Sanitation                   396,676
                       District, Water & Sewer Revenue,
                       3.50%, 6/15/15

            250,000    Colorado Health Facility Authority,               251,588
                       4.40%, 1/15/14

            190,000    Colorado Springs, Utility System,                 198,364
                       Sub-Lien, Improvement Facilities,
                       4.625%, 11/15/13

            200,000    Colorado State Board Governors                    205,136
                       University Enterprise, 4.00%,
                       12/1/15

            300,000    Colorado, Department of                           317,724
                       Transportation, 4.30%, 6/15/11

            400,000    Colorado, Department of                           427,356
                       Transportation, 4.25%, 6/15/13

            250,000    Colorado, Educational & Cultural                  264,013
                       Facilities, University of Northern
                       Colorado Student Housing, 4.35%,
                       7/1/12

250,000    Colorado, Water Resources & Power                 273,918
            Development Authority, Clean Water,
            5.00%, 9/1/12

300,000    Colorado, Water Resources & Power                 315,923
            Development Authority, Small Water,
            4.30%, 11/1/12

300,000    Colorado, Water Resources & Power                 314,766
            Development Authority, Small Water,
            4.55%, 11/1/12

150,000    Colorado, Water Resources & Power                 159,672
            Development Authority, Small Water,
            5.45%, 11/1/12

300,000    Denver (City & County), Board                     315,375
           Water Commission, 4.30%, 9/1/12

300,000    Denver (City & County), School                    309,507
           District, 4.00%, 12/1/14

300,000    Denver, Convention Center, XLCA,                  291,447
           3.25%, 12/1/14

200,000    Eagle Garfield & Routt County                     220,690
           Colorado School, GO, 4.75%,
           12/1/18

100,000    El Paso County, School District,                  102,535
           MBIA, 3.75%, 12/1/12

230,000    El Paso County, School District,                  234,400
           MBIA, 3.75%, 12/15/14

250,000    El Paso County, School District,                  269,550
           SAW, 5.00%, 12/1/16

130,000    Evergreen, Park & Recreation                      141,476
           District, AMBAC, 5.00%, 12/1/11

150,000    Fort Collins, Stormwater Utility                  157,149
           Enterprise, Storm Drain, Refunding &
           Improvement, 5.00%, 12/1/10

250,000    Fremont County, School District,                  258,840
           4.00%, 12/1/14

100,000    Golden, Sales & Use Tax Revenue,                  108,231
           Improvement, 4.80%, 12/1/12

300,000    Golden, Sales & Use Tax Revenue,                  333,459
           Improvement, 5.375%, 12/1/15

100,000    Grand Lake, Fire Protection District,             105,899
           4.45%, 12/1/11

400,000    Greeley Sales & Use Tax, 3.80%,                   406,783
           10/1/15

300,000    Jefferson County Municipal, 3.50%,                298,566
           12/1/14

300,000    Jefferson County Open Space Sales                 299,754
            Tax Revenue, 3.50%, 11/1/14

500,000    Jefferson County Open Space Sales                 540,695
            Tax Revenue, 5.00%, 11/1/15

250,000    Lakewood, Sales & Use Tax                         261,940
           Revenue, 4.65%, 12/1/11

250,000    Longmont, Sales & Use Tax                         264,908
           Revenue, 4.30%, 11/15/11

300,000    Platte River, Power Authority,                    313,659
           4.125%, 6/1/11

250,000    Pueblo Colorado Board Waterworks                  261,220
           Water Revenue, 4.125%, 11/1/15

300,000    Pueblo County, School District No.                            315,234
           070, FGIC, 4.30%, 12/1/13

200,000    Regional Transportation Sales Tax                             223,946
           Revenue, 5.00%, 11/1/15

200,000    Routt County, School District,                                207,786
           4.00%, 12/1/14

200,000    Summit County, School District,                               207,786
           4.00%, 12/1/14

130,000    Teller County, Library District,                              139,585
           AMBAC, 4.65%, 12/1/12

300,000    Thornton, Sales & Use Tax                                     324,531
           Revenue, FSA, 5.00%, 9/1/14

300,000    University Colorado Enterprise                                322,047
           Revenue Bonds, 4.50%, 6/1/13

500,000    University Colorado Enterprise                                518,580
           Revenue Bonds, 4.00%, 6/1/14

 50,000    Wray, Community Hospital District,                             50,228
           4.65%, 10/15/07

250,000    Wray, Community Hospital District,                            251,265
           4.95%, 10/15/10                                      ----------------

                                                                      15,294,610
                                                                ----------------
TOTAL MUNICIPAL BONDS (COST $14,776,613)                              15,294,610
                                                                ----------------

INVESTMENT COMPANIES  (1.8%):

273,529    Goldman Sachs Financial Square                                273,529
           Funds, Tax-Free Money Market Fund                    ----------------

TOTAL INVESTMENT COMPANIES (COST $273,529)                               273,529
                                                                ----------------

TOTAL (COST $15,050,142) (a)                                    $     15,568,139
                                                                ================

------------
Percentages indicated are based on net assets of $15,610,007.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation..................................      $535,700
Unrealized depreciation..................................       (17,703)
                                                               --------
Net unrealized appreciation (depreciation)...............      $517,997
                                                               ========

Aggregate cost for federal income tax purposes is the same.

AMBAC       American Municipal Bond Assurance Corporation

FGIC        Financial Guaranty Insurance Company

FSA         Financial Security Assurance

GO          General Obligation

MBIA        Municipal Bond Insurance Association

SAW         St Aid Withholding

XLCA        XL Capital

SEE NOTES TO SCHEDULE OF INVESTMENTS.

FIRST FOCUS FUNDS

BALANCED FUND
Schedule of Portfolio Investments                                  June 30, 2005
(Unaudited)

             SHARES
               OR
            PRINCIPAL                              SECURITY
             AMOUNT                              DESCRIPTION                          VALUE
---------------------------------    -----------------------------------          -------------
COMMON STOCKS  (73.5%):
Aerospace & Defense  (1.5%):
                            6,000    Alliant Techsystems, Inc. (b)                $     423,600
                                                                                  -------------
Air Courier Services  (1.2%):
                            4,000    Fedex Corp.                                        324,040
                                                                                  -------------
Automotive  (1.2%):
                            5,000    Paccar, Inc.                                       340,000
                                                                                  -------------
Building & Construction  (4.9%):
                           19,000    Chicago Bridge and Iron Co. - ADR                  434,340
                            6,500    Hovnanian Enterprises Inc., Class A                423,800
                                      (b) (L)
                            5,000    Toll Brothers, Inc. (b) (L)                        507,750
                                                                                  -------------
                                                                                      1,365,890
                                                                                  -------------
Chemicals  (4.0%):
                            8,000    Praxair, Inc.                                      372,800
                            7,000    Sigma-Aldrich Corp.                                392,280
                            5,000    The Scotts Miracle-Gro Co., Class A                356,050
                                     (b)
                                                                                  -------------
                                                                                      1,121,130
                                                                                  -------------
Communications  (3.6%):
                            5,000    L-3 Communications Holdings, Inc.                  382,900
                           10,000    Plantronics, Inc. (L)                              363,600
                           10,000    Univision Communications, Inc.,                    275,500
                                     Class A (b)
                                                                                  -------------
                                                                                      1,022,000
                                                                                  -------------
Computer Products  (10.6%):
                           10,000    Adobe Systems, Inc.                                286,200
                           10,000    Affiliated Computer Services Inc.,                 510,999
                                     Class A (b)
                            5,000    Cerner Corp. (b) (L)                               339,850
                           15,000    Citrix Systems, Inc. (b)                           324,900
                            7,000    Cognizant Technology Solutions                     329,910
                                     Corp. (b)
                           10,000    Fiserv, Inc. (b)                                   429,500
                           20,000    Jack Henry & Associates, Inc.                      366,200
                           20,000    Symantec Corp. (b)                                 434,800
                                                                                  -------------
                                                                                      3,022,359
                                                                                  -------------
Entertainment & Leisure  (4.6%):
                            8,000    Carnival Corp.                                     436,400
                            6,000    Harrah's Entertainment, Inc.                       432,420
                           15,000    International Game Technology                      422,250
                                                                                  -------------
                                                                                      1,291,070
                                                                                  -------------

Environmental Services  (1.3%):
                           10,000    Waste Connections, Inc. (b) (L)                372,900
                                                                                  ---------
Financial Services  (3.4%):
                           10,000    Commerce Bancorp, Inc. (L)                     303,100
                            7,500    Investors Financial Services Corp.             283,650
                                     (L)
                            7,000    Wintrust Financial Corp.                       366,450
                                                                                  ---------
                                                                                    953,200
                                                                                  ---------
Food & Beverage  (2.6%):
                           12,000    Constellation Brands, Inc., Class A            354,000
                                     (b)
                           12,000    United Natural Foods, Inc. (b)                 364,440
                                                                                  ---------
                                                                                    718,440
                                                                                  ---------
Industrial  (1.3%):
                            8,000    Nucor Corp.                                    364,960
                                                                                  ---------
Insurance  (4.1%):
                            5,000    AFLAC, Inc.                                    216,400
                            3,500    Everest Re Group Ltd.                          325,500
                            8,000    Triad Guaranty, Inc. (b)                       403,120
                            4,000    UnitedHealth Group, Inc.                       208,560
                                                                                  ---------
                                                                                  1,153,580
                                                                                  ---------
Internet Security  (0.8%):
                            7,000    Checkfree Corp. (b)                            238,420
                                                                                  ---------
Management Services  (1.7%):
                            6,000    The Corporate Executive Board Co.              469,980
                                                                                  ---------
Manufacturing - Diversified  (4.1%):
                            7,000    Danaher Corp.                                  366,380
                            6,500    Eaton Corp.                                    389,350
                            5,000    Illinois Tool Works, Inc.                      398,400
                                                                                  ---------
                                                                                  1,154,130
                                                                                  ---------
Medical Products  (6.6%):
                           10,000    Biogen Idec, Inc. (b)                          344,500
                            7,000    Fisher Scientific International, Inc. (b)      454,300
                           10,000    Forest Laboratories, Inc. (b)                  388,500
                           17,000    Priority Healthcare Corp., Class B             431,120
                                     (b)
                            4,800    Stryker Corp.                                  228,288
                                                                                  ---------
                                                                                  1,846,708
                                                                                  ---------
Medical Services  (1.0%):
                           10,000    Boston Scientific Corp. (b)                    270,000
                                                                                  ---------
Motorcycles  (1.2%):
                            7,000    Harley-Davidson, Inc.                          347,200
                                                                                  ---------
Oil & Gas Exploration Services  (2.6%):
                            5,000    Apache Corp.                                   323,000
                            5,000    Valero Energy Corp.                            395,550
                                                                                  ---------
                                                                                    718,550
                                                                                  ---------

Railroads  (1.3%):
                           12,000    Norfolk Southern Corp.                          371,520
                                                                                  ----------
Recreational Vehicles  (1.1%):
                           10,000    Thor Industries, Inc. (L)                       314,300
                                                                                  ----------
Retail  (6.1%):
                            5,000    Best Buy Co., Inc.                              342,750
                            8,000    Coach, Inc. (b)                                 268,560
                           10,000    Jos. A. Bank Clothiers, Inc. (b) (L)            433,000
                            7,000    Lowe's Companies, Inc.                          407,540
                            5,000    Starbucks Corp. (b)                             258,300
                                                                                  ----------
                                                                                   1,710,150
                                                                                  ----------
Semiconductor Equipment  (1.1%):
                            8,000    Marvell Technology Group Ltd.-ADR               304,320
                                     (b)
Transportation  (1.6%):                                                           ----------
                           15,000    Landstar System, Inc. (b)                       451,800
                                                                                  ----------
TOTAL COMMON STOCKS (COST $15,743,140)                                            20,670,247
                                                                                  ----------
CORPORATE BONDS  (1.9%):
Automotive  (0.8%):
                          250,000    General Motors, 7.125%, 7/15/13                 223,750
                                                                                  ----------
Financial Services  (1.1%):
                          250,000    Ford Motor Credit Co., 7.375%,                  243,526
                                     2/1/11
                           75,000    Ford Motor Credit Co., 7.00%,                    71,961
                                     10/1/13 (L)
                                                                                  ----------
                                                                                     315,487
                                                                                  ----------

TOTAL CORPORATE BONDS (COST $568,047)                                                539,237
                                                                                  ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.7%): Fannie Mae (2.7%):
                          125,000    7.25%, 1/15/10                                  141,743
                          600,000    4.625%, 10/15/14 (L)                            615,344
                                                                                  ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $725,724)                             757,087
                                                                                  ----------
U.S. TREASURY OBLIGATIONS (20.4%): U.S. Treasury Notes (20.4%):
                        1,500,000    3.50%, 5/31/07 (L)                            1,495,430
                        1,050,000    5.00%, 8/15/11 (L)                            1,119,440
                          550,000    4.875%, 2/15/12                                 584,117
                          250,000    4.375%, 8/15/12 (L)                             259,277
                          750,000    4.00%, 11/15/12 (L)                             758,408
                          500,000    4.25%, 8/15/13 (L)                              512,500
                        1,000,000    4.25%, 11/15/13 (L)                           1,024,414
                                                                                  ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $5,636,711)                                  5,753,586
                                                                                  ----------

INVESTMENT COMPANIES  (1.3%):
                          365,944    Goldman Sachs Financial Square                     365,944
                                     Funds, Treasury Obligations Fund
                                                                                  -------------
TOTAL INVESTMENT COMPANIES (COST $365,944)                                              365,944
                                                                                  -------------
INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES  (23.9%):

                        6,738,087    Securities Lending Quality Trust                 6,738,087
                                                                                  -------------

TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (COST $6,738,087)          6,738,087
                                                                                  -------------

TOTAL (COST $29,777,653) (a)                                                      $  34,824,188
                                                                                  =============

------------
Percentages indicated are based on net assets of $28,160,273.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation...........................     $5,364,315
Unrealized depreciation...........................       (317,780)
                                                       ----------
Net unrealized appreciation (depreciation)........     $5,046,535
                                                       ==========

Aggregate cost for federal income tax purposes is the same.

(b) Non-income producing securities.

(L) All or a portion of security is on loan.

ADR American Depository Receipt

SEE NOTES TO SCHEDULE OF INVESTMENTS.

FIRST FOCUS FUNDS

CORE EQUITY FUND
Schedule of Portfolio Investments                                  June 30, 2005
(Unaudited)

                                                  SECURITY
              SHARES                             DESCRIPTION                                 VALUE
              ------                             -----------                                 -----
COMMON STOCKS (97.7%):
Advertising (1.8%):
                             23,500  Omnicom Group, Inc.                                  $  1,876,710
                                                                                          ------------
Banks (5.6%):
                             49,500  Bank of America Corp.                                   2,257,695
                             22,000  BB&T Corp.                                                879,340
                             33,000  J.P. Morgan Chase & Co.                                 1,165,560
                             45,000  National City Corp.                                     1,535,400
                                                                                          ------------
                                                                                             5,837,995
                                                                                          ------------
Broadcasting (1.9%):
                             28,000  Gannett Co., Inc.                                       1,991,640
                                                                                          ------------
Chemicals (1.9%):
                             33,000  Air Products & Chemicals, Inc.                          1,989,900
                                                                                          ------------
Communications (3.8%):
                             36,000  BellSouth Corp.                                           956,520
                             43,500  SBC Communications, Inc.                                1,033,125
                             55,500  Verizon Communications, Inc.                            1,917,525
                                                                                          ------------
                                                                                             3,907,170
                                                                                          ------------
Computer Products (11.3%):
                            148,000  Hewlett-Packard Co.                                     3,479,480
                             10,500  International Business Machines Corp.                     779,100
                            103,000  Microsoft Corp.                                         2,558,520
                            121,000  NCR Corp. (b)                                           4,249,520
                             53,000  Vishay Intertechnology, Inc. (b)                          629,110
                                                                                          ------------
                                                                                            11,695,730
                                                                                          ------------
Containers & Packaging (2.3%):
                             88,400  Sonoco Products Co.                                     2,342,600
                                                                                          ------------
Cosmetics & Toiletries  (2.1%):
                             35,500  Kimberly-Clark Corp.                                    2,221,945
                                                                                          ------------
Data Processing (2.3%):
                             59,500  First Data Corp.                                        2,388,330
                                                                                          ------------
Electrical Equipment (3.1%):
                             43,500  Emerson Electric Co.                                    2,724,405
                             93,800  Sanmina-SCI Corp. (b)                                     513,086
                                                                                          ------------
                                                                                             3,237,491
                                                                                          ------------
Energy  (1.9%):
                             11,000  DTE Energy Company                                        514,470
                              4,200  Southern Co.                                              145,614
                             67,000  XCEL Energy, Inc. (L)                                   1,307,840
                                                                                          ------------
                                                                                             1,967,924
                                                                                          ------------
Financial Services (3.2%):
                             23,500  Fannie Mae                                              1,372,400
                             32,500  H & R Block, Inc.                                       1,896,375
                                                                                          ------------
                                                                                             3,268,775
                                                                                          ------------

Food, Beverages & Tobacco
(6.3%):
                             52,500  H.J. Heinz Co.                                          1,859,550
                             46,000  Kraft Foods, Inc. (L)                                   1,463,260
                             60,000  PepsiCo, Inc.                                           3,235,800
                                                                                          ------------
                                                                                             6,558,610
                                                                                          ------------
Household Products (2.3%):
                            100,500  Newell Rubbermaid, Inc. (L)                             2,395,920
                                                                                          ------------
Insurance  (8.4%):
                             30,500  American International Group, Inc.                      1,772,050
                             43,000  Chubb Corp.                                             3,681,230
                             59,500  SAFECO Corp.                                            3,233,230
                                                                                          ------------
                                                                                             8,686,510
                                                                                          ------------
Machinery  (6.0%):
                             47,500  Ingersoll Rand Company Ltd. - Class A                   3,389,125
                             45,500  Parker Hannifin Corp.                                   2,821,455
                                                                                          ------------
                                                                                             6,210,580
                                                                                          ------------
Medical Services  (10.8%):
                             84,500  Abbott Laboratories                                     4,141,345
                             11,500  Becton, Dickinson & Company                               603,405
                             19,500  Boston Scientific Corp. (b)                               526,500
                             49,500  Bristol-Myers Squibb Company                            1,236,510
                              9,500  Guidant Corp.                                             639,350
                             26,500  Medtronic, Inc.                                         1,372,435
                             43,500  Pfizer, Inc.                                            1,199,730
                             19,500  Zimmer Holdings, Inc. (b)                               1,485,315
                                                                                          ------------
                                                                                            11,204,590
                                                                                          ------------
Oil & Gas Exploration Services  (14.0%):
                             90,500  Burlington Resources, Inc.                              4,999,220
                             47,500  ChevronTexaco Corp.                                     2,656,200
                             42,000  Exxon Mobil Corp.                                       2,413,740
                             30,000  Transocean, Inc. (b)                                    1,619,100
                             45,500  Unocal Corp.                                            2,959,775
                                                                                          ------------
                                                                                            14,648,035
                                                                                          ------------
Real Estate Investment Trusts  (1.8%):
                             50,500  Equity Residential Properties Trust                     1,859,410
                                                                                          ------------
Retail  (1.9%):
                             50,500  Office Depot, Inc. (b)                                  1,153,420
                             14,400  Target Corp.                                              783,504
                                                                                          ------------
                                                                                             1,936,924
                                                                                          ------------
Toys & Games  (2.5%):
                            140,000  Mattel, Inc.                                            2,562,000
                                                                                          ------------
Transportation  (2.5%):
                             40,000  Union Pacific Corp.                                     2,592,000
                                                                                          ------------
TOTAL COMMON STOCKS (COST $69,963,720)                                                     101,380,789
                                                                                          ------------

INVESTMENT COMPANIES
(2.1%):
                          2,135,453  Goldman Sachs Financial Square                          2,135,453
                                     Funds, Treasury Obligations Fund
                                                                                          ------------
TOTAL INVESTMENT COMPANIES (COST $2,135,453)                                                 2,135,453
                                                                                          ------------

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES  (3.6%):
                          3,699,500  Securities Lending Quality Trust                        3,699,500
                                                                                          ------------
TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (COST $3,699,500)                 3,699,500
                                                                                          ------------

TOTAL (COST $75,798,673) (a)                                                              $107,215,742
                                                                                          ============

------------
Percentages indicated are based on net assets of $103,711,485.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $292,074. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation ..........................      $ 34,046,836
Unrealized depreciation ..........................        (2,921,841)
                                                        ------------
Net unrealized appreciation (depreciation) .......      $ 31,124,995
                                                        ============

(b) Non-income producing securities.

(L) All or a portion of security is on loan.

SEE NOTES TO SCHEDULE OF INVESTMENTS.

FIRST FOCUS FUNDS

GROWTH OPPORTUNITIES FUND
Schedule of Portfolio Investments                                  June 30, 2005
(Unaudited)

                                                    SECURITY
                     SHARES                        DESCRIPTION                        VALUE
                     ------                        -----------                        -----
COMMON STOCKS  (98.9%):
Aerospace & Defense
(2.7%):
                           27,900    Alliant Techsystems, Inc. (b)                 $ 1,969,740
                                                                                   -----------
Air Courier Services  (1.9%):
                           17,000    Fedex Corp.                                     1,377,170
                                                                                   -----------
Automotive  (1.9%):
                           20,000    Paccar, Inc.                                    1,360,000
                                                                                   -----------
Building & Construction  (6.2%):
                           60,000    Chicago Bridge and Iron Co. - ADR               1,371,600
                           25,500    Hovnanian Enterprises Inc., Class A (b) (L)     1,662,600
                           15,000    Toll Brothers, Inc. (b) (L)                     1,523,250
                                                                                   -----------
                                                                                     4,557,450
                                                                                   -----------
Chemicals  (5.6%):
                           30,000    Praxair, Inc.                                   1,398,000
                           24,000    Sigma-Aldrich Corp.                             1,344,960
                           19,000    The Scotts Miracle-Gro Co., Class A (b)         1,352,990
                                                                                   -----------

                                                                                     4,095,950
                                                                                   -----------
Communications  (5.5%):
                           19,000    L-3 Communications Holdings, Inc.               1,455,020
                           40,000    Plantronics, Inc.                               1,454,400
                           40,000    Univision Communications, Inc., Class A (b)     1,102,000
                                                                                   -----------

                                                                                     4,011,420
                                                                                   -----------
Computer Products  (15.0%):
                           30,000    Adobe Systems, Inc.                               858,600
                           35,000    Affiliated Computer Services Inc., Class A (b)  1,788,500
                           20,000    Cerner Corp. (b) (L)                            1,359,400
                           58,000    Citrix Systems, Inc. (b)                        1,256,280
                           25,000    Cognizant Technology Solutions Corp. (b)        1,178,250
                           40,000    Fiserv, Inc. (b)                                1,718,000
                           75,000    Jack Henry & Associates, Inc.                   1,373,250
                           72,200    Symantec Corp. (b)                              1,569,628
                                                                                   -----------

                                                                                    11,101,908
                                                                                   -----------
Entertainment & Leisure  (5.5%):
                           25,000    Carnival Corp.                                  1,363,750
                           17,316    Harrah's Entertainment, Inc.                    1,247,964
                           50,000    International Game Technology                   1,407,500
                                                                                   -----------
                                                                                     4,019,214
                                                                                   -----------

Environmental Services
(1.9%):
                           37,000    Waste Connections, Inc. (b) (L)                 1,379,730
                                                                                   -----------
Financial Services
(5.5%):
                           40,000    Commerce Bancorp, Inc. (L)                      1,212,400
                           40,000    Investors Financial Services Corp. (L)          1,512,800
                           25,000    Wintrust Financial Corp. (L)                    1,308,750
                                                                                   -----------
                                                                                     4,033,950
                                                                                   -----------
Food & Beverage  (4.1%):
                           50,000    Constellation Brands, Inc., Class A (b)         1,475,000
                           50,000    United Natural Foods, Inc. (b)                  1,518,500
                                                                                   -----------
                                                                                     2,993,500
                                                                                   -----------
Industrial  (1.6%):
                           25,000    Nucor Corp.                                     1,140,500
                                                                                   -----------
Insurance  (3.2%):
                           12,000    Everest Re Group Ltd.                           1,116,000
                           24,000    Triad Guaranty, Inc. (b)                        1,209,360
                                                                                   -----------
                                                                                     2,325,360
                                                                                   -----------
Internet Security  (1.6%):
                           35,000    Checkfree Corp. (b)                             1,192,100
                                                                                   -----------
Management Services  (2.0%):
                           19,000    The Corporate Executive Board Co.               1,488,270
                                                                                   -----------
Manufacturing - Diversified  (5.7%):
                           25,000    Danaher Corp.                                   1,308,500
                           21,000    Eaton Corp.                                     1,257,900
                           20,000    Illinois Tool Works, Inc.                       1,593,600
                                                                                   -----------
                                                                                     4,160,000
                                                                                   -----------
Medical Products  (8.4%):
                           40,000    Biogen Idec, Inc. (b)                           1,378,000
                           22,000    Fisher Scientific International, Inc. (b)       1,427,800
                           36,000    Forest Laboratories, Inc. (b)                   1,398,600
                           50,000    Priority Healthcare Corp., Class B (b) (L)      1,268,000
                           16,000    Stryker Corp.                                     760,960
                                                                                   -----------
                                                                                     6,233,360
                                                                                   -----------
Medical Services  (1.1%):
                           30,000    Boston Scientific Corp. (b)                       810,000
                                                                                   -----------
Motorcycles  (2.0%):
                           30,000    Harley-Davidson, Inc. (L)                       1,488,000
                                                                                   -----------
Oil & Gas Exploration Services  (3.7%):
                           20,000    Apache Corp.                                    1,292,000
                           18,000    Valero Energy Corp.                             1,423,980
                                                                                   -----------
                                                                                     2,715,980
                                                                                   -----------

Railroads  (1.9%):
                           45,500    Norfolk Southern Corp.                          1,408,680
                                                                                   -----------
Recreational Vehicles  (1.5%):
                           35,000    Thor Industries, Inc.                           1,100,050
                                                                                   -----------
Retail  (6.6%):
                           18,000    Best Buy Co., Inc.                              1,233,900
                           30,000    Coach, Inc. (b)                                 1,007,100
                           37,000    Jos. A. Bank Clothiers, Inc. (b) (L)            1,602,100
                           20,400    Starbucks Corp. (b)                             1,053,864
                                                                                   -----------
                                                                                     4,896,964
                                                                                   -----------
Semiconductor Equipment  (1.7%):
                           33,000    Marvell Technology Group Ltd.-ADR (b)           1,255,320
                                                                                   -----------
Transportation  (2.1%):
                           50,000    Landstar System, Inc. (b)                       1,506,000
                                                                                   -----------
TOTAL COMMON STOCKS (COST $52,400,368)                                              72,620,616
                                                                                   -----------

INVESTMENT COMPANIES  (1.1%):
                          811,948    Goldman Sachs Financial Square                    811,948
                                     Funds, Treasury Obligations Fund
                                                                                   -----------

TOTAL INVESTMENT COMPANIES (COST $811,948)                                             811,948
                                                                                   -----------

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES  (14.0%):
                       10,252,807    Securities Lending Quality Trust               10,252,807
                                                                                   -----------

TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
      (COST $10,252,807)                                                            10,252,807
                                                                                   -----------

TOTAL (COST $63,465,123) (a)                                                       $83,685,371
                                                                                   ===========

------------
Percentages indicated are based on net assets of $73,390,945.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation ........................      $ 21,050,799
Unrealized depreciation ........................          (830,551)
                                                      ------------
Net unrealized appreciation (depreciation) .....      $ 20,220,248
                                                      ============

Aggregate cost for federal income tax purposes is the same.

(b) Non-income producing securities.

(L) All or a portion of security is on loan.

ADR American Depository Receipt

SEE NOTES TO SCHEDULE OF INVESTMENTS.

FIRST FOCUS FUNDS

SMALL COMPANY FUND
Schedule of Portfolio Investments                                  June 30, 2005
(Unaudited)

                                       SECURITY
        SHARES                        DESCRIPTION                        VALUE
------------------------   ----------------------------------      ----------------
COMMON STOCKS  (94.9%):
Automotive  (1.1%):
                  16,400   Clarcor, Inc.                           $        479,700
                                                                   ----------------

Banks  (9.2%):
                  25,100   Bancorpsouth, Inc. (L)                           592,360
                  33,900   Bank Mutual Corp.                                374,934
                  22,200   Cullen/Frost Bankers, Inc.                     1,057,830
                  20,400   Gold Banc Corp., Inc.                            296,820
                  11,800   Greater Bay Bancorp                              311,166
                  13,087   National Penn Bancshares, Inc. (L)               326,913
                  13,500   United Bankshares, Inc.                          480,735
                  19,200   Wilmington Trust Corp.                           691,392
                                                                   ----------------
                                                                          4,132,150
                                                                   ----------------
Chemicals  (3.1%):
                  21,900   Albemarle Corp.                                  798,693
                  22,400   Arch Chemicals, Inc.                             559,104
                                                                   ----------------
                                                                          1,357,797
                                                                   ----------------
Computer Products  (2.3%):
                  24,100   Avocent Corp. (b)                                629,974
                  15,400   Transaction Systems Architects,                  379,302
                           Inc., Class A (b)
                                                                   ----------------
                                                                          1,009,276
                                                                   ----------------
Containers & Packaging  (1.3%):
                  16,500   Ball Corp.                                       593,340
                                                                   ----------------
Diversified Manufacturing  (9.8%):
                  18,000   Barnes Group, Inc.                               595,800
                  16,300   Modine Manufacturing Co.                         530,728
                  16,400   Teleflex, Inc.                                   973,668
                  27,700   Trinity Industries, Inc. (L)                     887,231
                  21,600   Valmont Industries, Inc.                         557,280
                  53,400   Worthington Industries, Inc.                     843,720
                                                                   ----------------
                                                                          4,388,427
                                                                   ----------------
Electrical Components & Equipment  (2.1%):
                   9,000   Hubbell, Inc., Class B                           396,900
                  19,000   Littlefuse, Inc. (b) (L)                         529,150
                                                                   ----------------
                                                                            926,050
                                                                   ----------------
Financial Services  (0.3%):
                   3,300   Fair Isaac Corp.                                 120,450
                                                                   ----------------
Food, Beverages & Tobacco  (5.3%):
                  34,600   Corn Products International, Inc.                822,096
                  12,300   Molson Coors Brewing Company                     762,600
                  27,400   Sensient Technologies Corp.                      564,714
                   5,800   Weis Markets, Inc.                               224,982
                                                                   ----------------
                                                                          2,374,392
                                                                   ----------------

Home Furnishings  (0.4%):
                   5,800   Ethan Allen Interiors, Inc. (L)                  194,358
                                                                   ----------------
Household Products  (2.6%):
                  16,700   Church & Dwight Co., Inc.                        604,540
                  19,800   WD-40 Co.                                        553,014
                                                                   ----------------
                                                                          1,157,554
                                                                   ----------------
Insurance  (3.3%):
                  22,400   Arthur J. Gallagher & Co.                        607,712
                   6,100   Everest Re Group Ltd.                            567,300
                   7,100   First American Corp.                             284,994
                                                                   ----------------
                                                                          1,460,006
                                                                   ----------------
Machinery  (5.7%):
                  18,600   Engineered Support Systems, Inc.                 666,438
                  30,400   Stewart & Stevenson Services, Inc.               688,864
                  19,900   Tecumseh Products Co., Class A                   546,056
                  17,300   Tennant Co.                                      612,593
                                                                   ----------------
                                                                          2,513,951
                                                                   ----------------
Medical Services  (13.4%):
                   8,200   Cambrex Corp.                                    156,210
                   7,900   Conor Medsystems, Inc. (b) (L)                   121,265
                  11,200   Datascope Corp.                                  373,520
                   8,500   Edwards Lifesciences Corp. (b)                   365,670
                  57,100   K-V Pharmaceutical Co., Class A (b)              956,425
                   4,300   Kyphon, Inc. (b) (L)                             149,597
                   7,600   LabOne, Inc. (b)                                 302,556
                  18,700   Medicis Pharmaceutical Corp., Class A            593,351
                  38,300   Steris Corp.                                     986,991
                  37,000   West Pharmaceutical Services, Inc.             1,037,850
                  37,200   Zoll Medical Corp. (b)                           946,740
                                                                   ----------------
                                                                          5,990,175
                                                                   ----------------
Networking Products  (0.3%):
                   3,300   Safenet, Inc. (b)                                112,398
                                                                   ----------------
Paper Products  (1.4%):
                  51,300   Glatfelter                                       636,120
                                                                   ----------------
Petroleum Refining  (7.3%):
                  20,100   Newfield Exploration Co. (b)                     801,789
                  45,800   St. Mary Land & Exploration Co.                1,327,284
                  28,800   Tidewater, Inc.                                1,097,856
                                                                   ----------------
                                                                          3,226,929
                                                                   ----------------
Printing & Publishing  (2.4%):
                  60,500   Journal Register Co. (b)                       1,059,355
                                                                   ----------------
Real Estate Investment Trusts  (1.3%):
                   6,300   Home Properties of New York, Inc. (L)            271,026
                   6,700   Mack-Cali Realty Corp.                           303,510
                                                                   ----------------
                                                                            574,536
                                                                   ----------------

Retail  (8.2%):
                  12,200   Ann Taylor Stores Corp. (b)                      296,216
                  66,200   Casey's General Stores, Inc.                   1,312,084
                  21,100   Christopher & Banks Corp. (L)                    385,286
                  47,000   Hasbro, Inc.                                     977,130
                  36,900   J. Jill Group, Inc. (b)                          507,375
                   6,000   Kellwood Co.                                     161,400
                                                                   ----------------
                                                                          3,639,491
                                                                   ----------------
Semiconductors  (4.5%):
                  81,100   Kemet Corp. (b) (L)                              510,930
                  46,800   Mykrolis Corp. (b)                               665,028
                   9,500   Park Electrochemical Corp.                       239,400
                  65,300   SBS Technologies, Inc. (b)                       605,984
                                                                   ----------------
                                                                          2,021,342
                                                                   ----------------
Telecommunication  (0.7%):
                   7,588   West Corp. (b)                                   291,379
                                                                   ----------------
Transportation  (2.1%):
                  48,000   Werner Enterprises, Inc.                         942,720
                                                                   ----------------
Utilities  (6.8%):
                  12,300   Black Hills Corp.                                453,255
                  20,600   IDACORP, Inc.                                    630,978
                  30,900   OGE Energy Corp.                                 894,246
                  18,300   WPS Resources Corp.                            1,029,375
                                                                   ----------------
                                                                          3,007,854
                                                                   ----------------
TOTAL COMMON STOCKS (COST $32,052,797)                                   42,209,750
                                                                   ----------------
INVESTMENT COMPANIES  (3.7%):
               1,649,480   Goldman Sachs Financial Square                 1,649,480
                           Funds, Treasury Obligations Fund
                                                                   ----------------
TOTAL INVESTMENT COMPANIES (COST $1,649,480)                              1,649,480
                                                                   ----------------

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES  (7.3%):
               3,227,220   Securities Lending Quality Trust               3,227,220
                                                                   ----------------

TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED
SECURITIES (COST $3,227,220)                                              3,227,220
                                                                   ----------------
TOTAL (COST $36,929,497) (a)                                       $     47,086,450
                                                                   ================

------------
Percentages indicated are based on net assets of $44,466,878.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $447,307 and by the amount of amortization/accretion recognized for financial reporting purposes of $(5,694). Cost for federal income tax differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation........................   $ 11,264,227
Unrealized depreciation........................     (1,548,887)
                                                  ------------
Net unrealized appreciation (depreciation).....   $  9,715,340
                                                  ============

(b) Non-income producing securities.

(L) All or a portion of security is on loan.

SEE NOTES TO SCHEDULE OF INVESTMENTS.

FIRST FOCUS FUNDS

INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments                                  June 30, 2005
(Unaudited)


                                        SECURITY
        SHARES                         DESCRIPTION                       VALUE
------------------------   ----------------------------------      ----------------
FOREIGN STOCK  (94.0%):
Australia  (3.0%):
                  31,100   BHP Billiton, Ltd.                      $        429,578
                  90,460   Quantas Airways, Ltd.                            232,002
                  10,050   Rio Tinto, Ltd.                                  342,801
                                                                   ----------------
                                                                          1,004,381
                                                                   ----------------
Austria  (0.7%):
                   4,970   Wienerberger AG                                  230,870
                                                                   ----------------
Denmark  (0.8%):
                   9,131   Danske Bank                                      274,735
                                                                   ----------------
Finland  (1.6%):
                  16,074   Nokia OYJ                                        269,522
                  13,282   Upm-Kymmene OYJ                                  255,188
                                                                   ----------------
                                                                            524,710
                                                                   ----------------
France  (10.6%):
                  12,923   Axa                                              323,388
                   6,658   BNP Paribas                                      457,032
                   2,077   Pinault-Printemps-Redoute SA                     214,489
                  10,632   Publicis Groupe                                  314,455
                   2,809   Renault SA                                       247,913
                   3,972   Sanofi-Aventis SA                                326,512
                   3,083   Schneider Electric                               232,718
                   4,207   Societe Generale                                 428,594
                   6,446   Suez SA                                          175,041
                   3,402   Total SA                                         800,253
                                                                   ----------------
                                                                          3,520,395
                                                                   ----------------
Germany  (7.1%):
                   4,023   BASF AG                                          267,875
                   6,590   Bayer AG                                         220,358
                   3,837   Deutsche Bank AG                                 300,457
                   3,063   E.ON AG                                          273,223
                   5,850   Hannover Rueckversicherungs                      222,739
                   5,881   Hypo Real Estate Holdings                        223,777
                     322   Porsche AG                                       242,280
                   1,822   SAP AG                                           318,298
                   3,888   Siemens AG                                       284,304
                                                                   ----------------
                                                                          2,353,311
                                                                   ----------------

Hong Kong  (2.3%):
                  40,000   Cheung Kong (Holdings), Ltd.                     389,951
                  50,500   China Mobile Hong Kong, Ltd.                     188,152
                 284,000   Intergrated Distribution Services                190,059
                           Group, Ltd. (b)
                                                                   ----------------
                                                                            768,162
                                                                   ----------------
Ireland  (0.8%):
                  14,948   Irish Life & Permanent Plc                       261,861
                                                                   ----------------
Italy  (1.4%):
                  19,992   Mediaset                                         235,741
                  44,295   Unicredito Italiano SPA                          234,211
                                                                   ----------------
                                                                            469,952
                                                                   ----------------
Japan  (16.7%):
                   3,200   Aiful Corp.                                      238,672
                   7,200   Astellas Pharma Inc.                             246,104
                   7,600   CANON, Inc.                                      400,289
                   8,900   Daikin Industries, Ltd.                          222,741
                   8,300   Honda Motor Co., Ltd.                            409,461
                   2,100   Hoya Corp.                                       242,424
                   1,100   Keyence Corp.                                    246,627
                  72,000   Marubeni Corp.                                   247,403
                      19   Millea Holdings, Inc.                            255,321
                      41   Mitsubishi Tokyo Financial Group,                347,953
                           Inc.
                      56   Mizuho Financial Group, Inc.                     253,535
                   2,000   Nidec Corp.                                      211,760
                  42,000   Nippon Yusen                                     241,667
                   1,700   Orix Corp.                                       255,123
                  20,000   Sharp Corp.                                      312,771
                   2,000   SMC Corp.                                        218,254
                   6,100   Takeda Chemical Industries, Ltd.                 302,579
                  17,100   Toyota Motor Corp.                               612,256
                   4,800   Yamada Denki Co., Ltd.                           276,190
                                                                   ----------------
                                                                          5,541,130
                                                                   ----------------
Netherlands  (3.7%):
                  10,281   ABN Amro Holding NV                              253,291
                  17,709   Aegon N.V.                                       229,617
                   4,249   Hunter Douglas                                   212,604
                  12,101   ING Groep NV                                     342,373
                   6,023   Randstad Holding NV                              208,253
                                                                   ----------------
                                                                          1,246,138
                                                                   ----------------
Norway  (1.4%):
                  12,282   Statoil ASA                                      250,945
                  20,820   Tandberg ASA                                     223,052
                                                                   ----------------
                                                                            473,997
                                                                   ----------------
Singapore  (1.3%):
                 225,000   Goodpack, Ltd.                                   182,894
                  96,005   Singapore Press Holdings, Ltd.                   244,939
                                                                   ----------------
                                                                            427,833
                                                                   ----------------
South Korea  (3.0%):
                   8,597   Hyundai Motor Company, Ltd. - GDR                239,152
                   5,219   Kookmin Bank - ADR                               237,882
                   1,266   Samsung Electronics - GDR                        302,891
                  11,000   SK Telecom Co., Ltd. - ADR                       224,400
                                                                   ----------------
                                                                          1,004,325
                                                                   ----------------

Spain  (2.2%):
                  21,178   Banco Bilbao Vizcaya SA                          327,157
                  24,770   Telefonica SA                                    406,030
                                                                   ----------------
                                                                            733,187
                                                                   ----------------
Sweden  (1.3%):
                  23,412   AB SKF, Class B                                  239,824
                  14,392   Alfa Laval AB                                    208,241
                                                                   ----------------
                                                                            448,065
                                                                   ----------------
Switzerland  (7.1%):
                   6,648   Credit Suisse Group                              262,237
                   1,531   Nestle SA                                        391,860
                  11,792   Novartis AG                                      561,765
                   2,680   Roche Holding AG                                 339,209
                   7,355   UBS AG                                           573,936
                   1,312   Zurich Financial Services AG                     226,055
                                                                   ----------------
                                                                          2,355,062
                                                                   ----------------
Taiwan  (1.4%):
                  20,312   Hon Hai Precision Industry Co., Ltd.             211,373
                  62,519   United Microelectronics Corp.-ADR (b)            256,953
                                                                   ----------------
                                                                            468,326
                                                                   ----------------
Thailand  (1.5%):
                  87,100   Advanced Info Service Pcl                        206,728
                  29,800   PTT Exploration & Production Public              277,142
                           Company Ltd.
                                                                   ----------------
                                                                            483,870
                                                                   ----------------
United Kingdom  (26.1%):
                  31,400   AMEC Plc                                         185,732
                  13,821   Anglo American Plc                               324,282
                  26,935   Aviva Plc                                        300,297
                  46,448   Barclays Plc                                     462,482
                  92,103   BP Plc                                           959,166
                  13,921   British American Tobacco Plc                     268,489
                  25,055   Glaxosmithkline Plc                              606,727
                  17,507   GUS Plc                                          276,302
                  21,453   HBOS Plc                                         330,889
                  45,344   Hilton Group plc                                 232,653
                  53,221   HSBC Holdings Plc                                849,018
                 124,155   Legal & General Group Plc                        255,921
                  11,052   Reckitt Benckiser Plc                            325,875
                  33,955   Reuters Group Plc                                240,406
                  47,472   Rolls-Royce Group Plc (b)                        244,423
                 150,989   Royal & Sun Allicance Insurance                  226,659
                           Group Plc
                  21,028   Royal Bank of Scotland Group Plc                 635,476
                  97,137   Shell Transport & Trading Co. Plc                944,992
                  48,526   Tesco Plc                                        277,248
                  46,274   Tomkins Plc                                      216,896
                 210,168   Vodafone Group Plc                               512,329
                                                                   ----------------
                                                                          8,676,262
                                                                   ----------------
TOTAL FOREIGN STOCK (COST $29,510,836)                                   31,266,572
                                                                   ----------------

INVESTMENT COMPANIES  (5.0%):
United States  (5.0%):
                  18,407   iShares MSCI Emerging Markets Index            1,317,941
                  49,693   iShares MSCI Malaysia Index Fund                 343,876
                                                                   ----------------

TOTAL INVESTMENT COMPANIES (COST $1,593,197)                              1,661,817
                                                                   ----------------

TOTAL (COST $31,104,033) (a)                                       $     32,928,389
                                                                   ================

------------
Percentages indicated are based on net assets of $33,257,719.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $66,165. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.......................    $ 2,596,006
Unrealized depreciation.......................    $  (837,815)
                                                  -----------
Net unrealized appreciation (depreciation)....    $ 1,758,191
                                                  ===========

(b) Non-income producing securities.

Plc   Public limited company

ADR   American Depository Receipt

GDR   Global Depository Receipt

SEE NOTES TO SCHEDULE OF INVESTMENTS.

FIRST FOCUS FUNDS

Notes to Schedules of Investments
June 30, 2005,
(Unaudited)

The following is a summary of the significant accounting policies consistently followed by the First Focus Short/Intermediate Bond Fund, the First Focus Income Fund, the First Focus Nebraska Tax-Free Fund, the First Focus Colorado Tax-Free Fund, the First Focus Balanced Fund, the First Focus Core Equity Fund, the First Focus Growth Opportunities Fund, the First Focus Small Company Fund, and the First Focus International Equity Fund, (individually a "Fund", and collectively, the "Funds") in the preparation of their Schedules of Investments. The policies are in conformity with accounting principles generally accepted in the United States.

Under the Funds organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

PORTFOLIO VALUATION

The net asset value per share of the Funds is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Fund's net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing the Funds' assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the respective Fund's investment adviser, FNB Fund Advisers ("FNB") or FNC Fund Advisers ("FNC") collectively, the "Advisers," both divisions of First National Bank of Omaha ("First National"), and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Board of Directors. Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

RISK ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation's interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

FOREIGN EXCHANGE TRANSACTIONS

The book and records of the Funds' are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(I) market value of investment securities, other assets and liabilities at the current rate of exchange

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

FIRST FOCUS FUNDS

Notes to Schedules of Investments
June 30, 2005, continued
(Unaudited)

Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 28%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim benefits of such treaties. If the value of more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

LOANS OF PORTFOLIO SECURITIES

The Funds may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with State Street Bank ("SSB"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral outstanding at June 30, 2005 was as follows:

                                  VALUE OF          VALUE OF           VALUE OF
FUND                          SECURITIES LOANED  CASH COLLATERAL  NON-CASH COLLATERAL
----------------------------  -----------------  ---------------  -------------------
Short-Intermediate Bond Fund  $      17,209,208  $    17,562,940  $                 -
Income Fund                           9,992,354       10,195,951                    -
Balanced Fund                         6,597,970        6,738,087                    -
Core Equity Fund                      3,604,133        3,699,500                    -
Growth Opportunities Fund            10,017,841       10,252,807                    -
Small Company Fund                    3,148,042        3,227,220                    -

Cash collateral received for securities on loan was invested in the Securities Lending Quality Trust as follows:

FUND                             FAIR VALUE
----------------------------  -----------------
Short-Intermediate Bond Fund  $      17,562,940
Income Fund                          10,195,951
Balanced Fund                         6,738,087
Core Equity Fund                      3,699,500
Growth Opportunities Fund            10,252,807
Small Company Fund                    3,227,220

REPURCHASE AGREEMENTS

The Funds may acquire repurchase agreements from financial institutions such as banks and broker/dealers that the Advisers deem credit-worthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act. As of June 30, 2005, the Funds did not hold any repurchase agreements.

CONCENTRATION OF CREDIT RISK

The Nebraska Tax-Free and Colorado Tax-Free each concentrate their investments in a single state and therefore have more credit risk related to the economic conditions of that state than a Fund with broader geographical diversification.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low marker capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Focus Funds, Inc.

By (Signature and Title)* /s/ Trent Statczar
                          ---------------------------------
                                Trent Statczar, Treasurer

Date August 24, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Trent Statczar
                          ----------------------------
                                Trent Statczar, Treasurer

Date August 24, 2005

By (Signature and Title)* /s/ Julie Den Herder
                          ----------------------------------
                                Julie Den Herder, President

Date  August 24, 2005